Related party transactions	12 Months Ended
Dec. 31, 2017
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Related party transactions
24.	Related party transactions

Key management includes directors (executive and non-executive), officers and senior management. The compensation paid or payable to key management for employee services, including amortization of share based payments, is shown below:

	2017	2016
	$	$
Salaries and other short-term employee benefits	9,515	8,152
Defined benefit pension plan	754	1,350
Share based payments	5,920	5,326
	16,189	14,828